Cash Flow Information - Summary of Cash Generated from Operations (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Profit before income tax	¥ 4,632	¥ 4,540	¥ 2,003
Adjustments for:
Depreciation and amortization	824	583	369
Impairment provision for investments in associates (Note 16)	4	43	2
Loss allowance for expected credit losses (Note 19)	8	18	3
Non-cash employee benefits expense—share based payments (Note 8)	569	519	487
Non-cash share-based payments arising from issues of ordinary shares to music label partners(Note 21(iii))			1,519
Fair value losses on investments		37	30
Net losses/(gains) in relation to equity investments	(32)	(1)	20
Gain of step-up acquisition arising from business combination (Note 27)	(19)
Share of loss/(profit) of associates and joint ventures (Note 16)	(19)	18	1
Interest income (Note 6)	(622)	(615)	(282)
Fair value change on puttable shares	37	37	35
Interest expense	62	31
Net exchange differences	(2)	(4)	31
Increase in accounts receivable	(520)	(733)	(182)
(Increase)/decrease in inventories	8	9	(4)
Increase in other operating assets	(887)	(175)	(789)
Increase in accounts payable	644	717	780
Increase in other operating liabilities	258	1,164	1,581
Cash generated from operations	¥ 4,945	¥ 6,188	¥ 5,604